BUSINESS SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Segment Reporting [Abstract]
BUSINESS SEGMENT INFORMATION

NOTE 4 – BUSINESS SEGMENT INFORMATION

The Company applies the provisions of ASC Topic 280, Segment Reporting, which requires disclosure of information about operating segments based on how management organizes the Company’s business activities for making operating decisions and assessing performance. The Company’s Chief Executive Officer serves as the Chief Operating Decision Maker (“CODM”).

The CODM reviews consolidated financial information, including revenue, operating expenses and net loss, when evaluating performance and allocating resources. The CODM uses net loss as the primary measure of performance and uses revenue as the primary measure for allocating resources.

During the fiscal year ended June 30, 2025, the Company reassessed its segment reporting conclusions in accordance with ASC Topic 280 due to changes in how the business is managed and how information is reviewed by the CODM.

Specifically, the Company’s operations have become more integrated, with centralized decision-making, shared resources, and aligned strategic objectives across the organization. As a result, the CODM no longer reviews discrete financial information for separate components of the business and instead evaluates performance and allocates resources based on consolidated financial information for the Company as a single segment.

Accordingly, the Company has determined that it operates as a single operating and reportable segment under ASC Topic 280. This conclusion reflects current-period facts and circumstances and differs from prior period assessments due to the evolution of the Company’s internal reporting structure and operational focus.

In prior periods, the Company had evaluated its operations as potentially comprising multiple segments based on earlier organizational structures and internal considerations and these segments were (i) trading and production of building materials and renewable commodities, (ii) holding of real property and (iii) licensor of proprietary pyrolysis technology. The CODM used sales and operating loss as the primary measure of segment profit or loss to assess performance and allocate resources.

Because the Company operates as a single segment and the CODM reviews consolidated financial information, the significant expense categories reviewed by the CODM are reflected in the consolidated statements of operations. The presentation of the comparative information has been revised for comparability with the current year presentation. The CODM reviews on a consolidated financial information basis the significant expense categories as disclosed below.

	Three months ended March 31,
	2026	2025
		(revised)
Revenue	$460,005	$697
Cost of revenue	296,093	155
Gross profit	163,912	542
Operating expenses:
Depreciation and amortization	84,649	82,686
Impairment on assets held for sales	-	5,867
Payroll expenses	307,604	363,401
Consultant fees	110,442	484,866
Research and development expense	62,500	72,090
Legal and professional fees	125,276	57,700
Other segment expenses	183,433	150,202
Loss from operations	(709,992)	(1,216,270)
Interest expense	-	(1,343)
Rental income	-	4,100
Unrealized foreign exchange gains	24,617	43,808
Gain on forgiveness of debts	162,266	-
Gain on disposal of property, plant and equipment	-	2,488
Interest income	9,666	21,533
Other income	374	(696)
Loss before income tax	(513,069)	(1,146,380)
Income tax	-	-
Net loss	$(513,069)	(1,146,380)

	Nine months ended March 31,
	2026	2025
		(revised)
Revenue	$466,953	$128,690
Cost of revenue	298,314	59,303
Gross profit	168,639	69,387
Operating expenses:
Depreciation and amortization	247,754	271,490
Impairment on property, plant and equipment	-	137,632
Impairment on assets held for sales	-	5,867
Payroll expenses	918,653	2,214,214
Consultant fees	745,911	1,047,909
Research and development expense	187,500	122,090
Legal and professional fees	409,125	171,667
Other segment expenses	493,502	550,637
Loss from operations	(2,833,806)	(4,452,119)
Interest expense	-	(102,703)
Rental income	-	38,200
Unrealized foreign exchange gains	276,351	320,488
Gain from insurance claim	-	481,513
Gain on forgiveness of debts	162,266	-
Gain on disposal of property, plant and equipment	-	163,644
Interest income	21,489	60,342
Other income	7,000	4,641
Loss before income tax	(2,366,700)	(3,485,994)
Income tax	-	-
Net loss	$(2,366,700)	(3,485,994)

Substantially all of the Company’s revenue is generated in the United States. Long-lived assets are located primarily in the United States and in its subsidiaries in Malaysia and the British Virgin Islands, with the Company’s key intellectual property held by its BVI subsidiary.

NOTE 3 - BUSINESS SEGMENT INFORMATION

The Company applies the provisions of ASC Topic 280, Segment Reporting, which requires disclosure of information about operating segments based on how management organizes the Company’s business activities for making operating decisions and assessing performance. The Company’s Chief Executive Officer serves as the CODM.

The CODM reviews consolidated financial information, including revenue, operating expenses and net income (loss), when evaluating performance and allocating resources. The CODM uses net income (loss) as the primary measure of performance and uses revenue as the primary measure for allocating resources.

During the fiscal year ended June 30, 2025, the Company reassessed its segment reporting conclusions in accordance with ASC Topic 280 due to changes in how the business is managed and how information is reviewed by the CODM.

Specifically, the Company’s operations have become more integrated, with centralized decision-making, shared resources, and aligned strategic objectives across the organization. As a result, the CODM no longer reviews discrete financial information for separate components of the business and instead evaluates performance and allocates resources based on consolidated financial information for the Company as a single segment.

Accordingly, the Company has determined that it operates as a single operating and reportable segment under ASC Topic 280. This conclusion reflects current-period facts and circumstances and differs from prior period assessments due to the evolution of the Company’s internal reporting structure and operational focus.

In prior periods, the Company had evaluated its operations as potentially comprising multiple segments based on earlier organizational structures and internal considerations and these segments were (i) trading and production of building materials and renewable commodities, (ii) holding of real property and (iii) licensor of proprietary pyrolysis technology. The CODM used sales and operating income as the primary measure of segment profit or loss to assess performance and allocate resources.

Because the Company operates as a single segment and the CODM reviews consolidated financial information, the significant expense categories reviewed by the CODM are reflected in the consolidated statements of operations. The presentation of the comparative information has been revised for comparability with the current year presentation. The CODM reviews on a consolidated financial information basis the significant expense categories as disclosed below.

	Consolidated June 30, 2025	Consolidated June 30, 2024 (revised)

Revenue	$133,202	$96,584
Cost of revenue	51,789	62,978
Gross profit	81,413	33,606
Operating expenses:
Depreciation and amortization	(351,797)	(532,876)
Impairment on property, plant and equipment	(137,632)	(134,042)
Impairment on advance to supplier	-	(177,200)
Payroll expenses	(2,615,348)	(960,155)
Consultant fees	(1,425,097)	(347,792)
Research and development expense	(472,090)	(100,000)
Legal and professional fees	(453,354)	(258,135)
Other segment expenses	(648,116)	(609,223)
Loss from operations	(6,022,021)	(3,085,817)
Interest expense	(102,703)	(176,483)
Rental income	38,200	68,200
Unrealized foreign exchange gains	582,034	-
Gain from insurance claim	481,513	-
Gain on disposal of property, plant and equipment	164,624	-
Interest income	70,650	1,112
Other income	4,690	5,326
Loss before income tax	(4,783,013)	(3,187,662)
Income tax	-	(112)
Net loss	$(4,783,013)	$(3,187,774)

Substantially all of the Company’s revenue is generated in the United States. Long-lived assets are located primarily in the United States and in its subsidiaries in Malaysia and the British Virgin Islands, with the Company’s key intellectual property held by its BVI subsidiary.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)